Taxes (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Foreign Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Reduction of tax losses	$ 3,684	$ 2,979
Deferred tax liabilities	1,135	914
Total deferred tax liabilities	4,819	3,893
Amount which are not involved in disputes	1,808	1,608
Expenses Of Interest On Equity Capital [Member]
IfrsStatementLineItems [Line Items]
Amount under discussion	997	1,149
Excluding the corresponding tax impact without fines and interests	314	253
Total excluding the corresponding tax impact without fines and interests	1,311	1,402
Offset Of The Income Tax Paid Abroad [Member]
IfrsStatementLineItems [Line Items]
Taxes paid	517	427
Goodwill Amortization [Member]
IfrsStatementLineItems [Line Items]
Excluding the corresponding tax impact without fines and interests	144	115
Total excluding the corresponding tax impact without fines and interests	1,008	807
Administrative amount	864	692
Amount assessed	77	62
Payments To Renova Foundation [Member]
IfrsStatementLineItems [Line Items]
Tax assessment	674	280
Excluding the corresponding tax impact without fines and interests	59	47
Total excluding the corresponding tax impact without fines and interests	733	327
Amount not assessed	277	351
Uncertainty On Transfer Pricing Over Exportation Of Ores To Foreign Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Tax assessment	8,858	7,275
Tax effect of tax losses	$ 1,658	$ 1,336